Note 6 - Loans, Net of Allowance for Credit Losses - Summary of Loan, ECL, and EL amounts by lending asset category (Details) - Loans [member] - CAD ($) $ in Thousands	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
Statement Line Items [Line Items]
Notional amount	$ 2,096,308	$ 1,650,146
ECL allowance	$ 1,453	$ 1,775
EL %	0.07%	0.11%
Stage 1 [member]
Statement Line Items [Line Items]
Notional amount	$ 2,030,956	$ 1,567,436
ECL allowance	$ 1,316	$ 1,583
EL %	0.06%	0.10%
Stage 2 [member]
Statement Line Items [Line Items]
Notional amount	$ 65,352	$ 82,710
ECL allowance	$ 137	$ 192
EL %	0.21%	0.23%
Financial instruments credit-impaired [member]
Statement Line Items [Line Items]
Notional amount	$ 0	$ 0
ECL allowance	$ 0	$ 0
EL %	0.00%	0.00%
Commercial real estate mortgages [member]
Statement Line Items [Line Items]
Notional amount	$ 757,576	$ 606,299
ECL allowance	$ 1,114	$ 1,366	$ 1,772
EL %	0.15%	0.23%
Commercial real estate mortgages [member] | Stage 1 [member]
Statement Line Items [Line Items]
Notional amount	$ 694,869	$ 530,162
ECL allowance	$ 980	$ 1,174	1,563
EL %	0.14%	0.22%
Commercial real estate mortgages [member] | Stage 2 [member]
Statement Line Items [Line Items]
Notional amount	$ 62,707	$ 76,137
ECL allowance	$ 134	$ 192	209
EL %	0.21%	0.25%
Commercial real estate mortgages [member] | Financial instruments credit-impaired [member]
Statement Line Items [Line Items]
Notional amount	$ 0	$ 0
ECL allowance	$ 0	$ 0	0
EL %	0.00%	0.00%
Commercial real estate loans [member]
Statement Line Items [Line Items]
Notional amount	$ 26,569	$ 25,574
ECL allowance	$ 45	$ 137	78
EL %	0.17%	0.54%
Commercial real estate loans [member] | Stage 1 [member]
Statement Line Items [Line Items]
Notional amount	$ 26,569	$ 25,574
ECL allowance	$ 45	$ 137	78
EL %	0.17%	0.54%
Commercial real estate loans [member] | Stage 2 [member]
Statement Line Items [Line Items]
Notional amount	$ 0	$ 0
ECL allowance	$ 0	$ 0	0
EL %	0.00%	0.00%
Commercial real estate loans [member] | Financial instruments credit-impaired [member]
Statement Line Items [Line Items]
Notional amount	$ 0	$ 0
ECL allowance	$ 0	$ 0	0
EL %	0.00%	0.00%
Point of sale loans and leases [member]
Statement Line Items [Line Items]
Notional amount	$ 1,279,576	$ 980,677
ECL allowance	$ 275	$ 215	229
EL %	0.02%	0.02%
Point of sale loans and leases [member] | Stage 1 [member]
Statement Line Items [Line Items]
Notional amount	$ 1,277,011	$ 974,104
ECL allowance	$ 275	$ 215	229
EL %	0.02%	0.02%
Point of sale loans and leases [member] | Stage 2 [member]
Statement Line Items [Line Items]
Notional amount	$ 2,565	$ 6,573
ECL allowance	$ 0	$ 0	0
EL %	0.00%	0.00%
Point of sale loans and leases [member] | Financial instruments credit-impaired [member]
Statement Line Items [Line Items]
Notional amount	$ 0	$ 0
ECL allowance	$ 0	$ 0	0
EL %	0.00%	0.00%
Public sector and other financing [member]
Statement Line Items [Line Items]
Notional amount	$ 32,587	$ 37,596
ECL allowance	$ 19	$ 57	40
EL %	0.06%	0.15%
Public sector and other financing [member] | Stage 1 [member]
Statement Line Items [Line Items]
Notional amount	$ 32,507	$ 37,596
ECL allowance	$ 16	$ 57	40
EL %	0.05%	0.15%
Public sector and other financing [member] | Stage 2 [member]
Statement Line Items [Line Items]
Notional amount	$ 80	$ 0
ECL allowance	$ 3	$ 0	0
EL %	0.00%	0.00%
Public sector and other financing [member] | Financial instruments credit-impaired [member]
Statement Line Items [Line Items]
Notional amount	$ 0	$ 0
ECL allowance	$ 0	$ 0	$ 0
EL %	0.00%	0.00%